Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001655759
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	Arvinas, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38672
Entity Tax Identification Number	47-2566120
Entity Address, Address Line One	5 Science Park
Entity Address, Address Line Two	395 Winchester Ave.
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06511
City Area Code	(203)
Local Phone Number	535-1456
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	ARVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false